UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.):     [X] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farallon Capital Management, L.L.C.
Address:   One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Managing Member
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:


/s/ Mark C. Wehrly        San Francisco, California          May 16, 2013
-------------------
Explanatory Note: This Amendment No. 1 restates the Form 13F Holdings Report filed by Farallon Capital Management, L.L.C. on May 15, 2013 (the "Original Report"). This Amendment No. 1 corrects data in the Information Table relating to the reported position in SPDR GOLD TRUST, by inserting "GOLD SHS" in Column 2 and "SH PUT" in Column 5. There are no other differences between the position information reported in this Amendment No. 1 and the position information reported in the Original Report.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     $4,898,485
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1          28-06372               Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/      SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT      PRN CALL DSCRETN MANAGERS     SOLE   SHARED NONE
------------------------------ ---------------- --------- ------------ ------------ --- ---- ------- -------- ------------ ---------
7 DAYS GROUP HLDGS LTD         ADR              81783J101        2,552      190,000 SH       OTHER   01            190,000
ABBVIE INC                     COM              00287Y109        9,685      237,500 SH       OTHER   01            237,500
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108       18,279    1,345,000 SH       OTHER   01          1,345,000
AMERICAN EXPRESS CO            COM              025816109      233,074    3,455,000 SH       OTHER   01          3,455,000
AMERICAN TOWER CORP NEW        COM              03027X100       71,536      930,000 SH       OTHER   01            930,000
AMICUS THERAPEUTICS INC        COM              03152W109          712      224,500 SH       OTHER   01            224,500
ANACOR PHARMACEUTICALS INC     COM              032420101        2,019      312,500 SH       OTHER   01            312,500
ARQULE INC                     COM              04269E107        3,794    1,464,699 SH       OTHER   01          1,464,699
BARD C R INC                   COM              067383109       26,707      265,000 SH       OTHER   01            265,000
BERRY PETE CO                  CL A             085789105       40,967      885,000 SH       OTHER   01            885,000
BP PLC                         SPONSORED ADR    055622104       34,304      810,000 SH       OTHER   01            810,000
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109       34,260      551,693 SH       OTHER   01            551,693
CLEARWIRE CORP NEW             CL A             18538Q105       36,149   11,157,010 SH       OTHER   01         11,157,010
CONSTELLATION BRANDS INC       CL A             21036P108      101,950    2,140,000 SH       OTHER   01          2,140,000
COPA HOLDINGS SA               CL A             P31076105       38,571      322,470 SH       OTHER   01            322,470
COPART INC                     COM              217204106       22,968      670,000 SH       OTHER   01            670,000
CORONADO BIOSCIENCES INC       COM              21976U109        1,021      105,000 SH       OTHER   01            105,000
DELL INC                       COM              24702R101       35,284    2,462,228 SH       OTHER   01          2,462,228
DELPHI AUTOMOTIVE PLC          SHS              G27823106        2,103       47,368 SH       OTHER   01             47,368
DISNEY WALT CO                 COM DISNEY       254687106      130,072    2,290,000 SH       OTHER   01          2,290,000
DOLLAR GEN CORP NEW            COM              256677105      206,114    4,075,000 SH       OTHER   01          4,075,000
DRYSHIPS INC.                  NOTE   5.000%12/ 262498AB4       29,299   33,750,000 PRN      OTHER   01         33,750,000
DYNAVAX TECHNOLOGIES CORP      COM              268158102        2,220    1,000,000 SH       OTHER   01          1,000,000
E M C CORP MASS                COM              268648102      168,544    7,055,000 SH       OTHER   01          7,055,000
ELAN PLC                       ADR              284131208       29,649    2,512,600 SH       OTHER   01          2,512,600
ENDOCYTE INC                   COM              29269A102        2,926      235,000 SH       OTHER   01            235,000
EQUINIX INC                    COM NEW          29444U502      112,481      520,000 SH       OTHER   01            520,000
EXPRESS SCRIPTS HLDG CO        COM              30219G108      124,747    2,165,000 SH       OTHER   01          2,165,000
FIDELITY NATL INFORMATION SV   COM              31620M106      207,300    5,232,200 SH       OTHER   01          5,232,200
FREEPORT-MCMORAN COPPER & GO   COM              35671D857       30,526      922,238 SH       OTHER   01            922,238
GARDNER DENVER INC             COM              365558105        2,629       35,000 SH       OTHER   01             35,000
GOOGLE INC                     CL A             38259P508       79,800      100,500 SH       OTHER   01            100,500
GRIFOLS S A                    SP ADR REP B NVT 398438408       13,470      464,334 SH       OTHER   01            464,334
HALCON RES CORP                COM NEW          40537Q209       13,319    1,709,816 SH       OTHER   01          1,709,816
HARRIS TEETER SUPERMARKETS I   COM              414585109       20,287      475,000 SH       OTHER   01            475,000
HORIZON PHARMA INC             COM              44047T109        6,025    2,223,071 SH       OTHER   01          2,223,071
HUDSON PAC PPTYS INC           COM              444097109      266,086   12,233,861 SH       OTHER   01         12,233,861
ILLUMINA INC                   COM              452327109       16,194      300,000 SH       OTHER   01            300,000
INGERSOLL-RAND PLC             SHS              G47791101       45,548      828,000 SH       OTHER   01            828,000
KINDER MORGAN INC DEL          COM              49456B101      115,963    2,998,000 SH       OTHER   01          2,998,000
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119       11,154    2,170,000 SH       OTHER   01          2,170,000
LIFE TECHNOLOGIES CORP         COM              53217V109        5,170       80,000 SH       OTHER   01             80,000
MCMORAN EXPLORATION CO         COM              582411104       36,328    2,221,900 SH       OTHER   01          2,221,900
MERRIMACK PHARMACEUTICALS IN   COM              590328100        6,512    1,067,538 SH       OTHER   01          1,067,538
MONDELEZ INTL INC              CL A             609207105       90,927    2,970,000 SH       OTHER   01          2,970,000
NATIONAL BK HLDGS CORP         CL A             633707104       36,463    1,992,500 SH       OTHER   01          1,992,500
NEWS CORP                      CL A             65248E104      223,559    7,325,000 SH       OTHER   01          7,325,000
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201       85,176    1,669,460 SH       OTHER   01          1,669,460
OFFICEMAX INC DEL              COM              67622P101        9,993      860,700 SH       OTHER   01            860,700
ONYX PHARMACEUTICALS INC       COM              683399109        5,554       62,500 SH       OTHER   01             62,500
OREXIGEN THERAPEUTICS INC      COM              686164104        5,938      950,000 SH       OTHER   01            950,000
OWENS ILL INC                  COM NEW          690768403      125,388    4,705,000 SH       OTHER   01          4,705,000
PENDRELL CORP                  COM              70686R104        6,635    3,997,199 SH       OTHER   01          3,997,199
PEP BOYS MANNY MOE & JACK      COM              713278109        9,158      776,800 SH       OTHER   01            776,800
PLAINS EXPL& PRODTN CO         COM              726505100       45,885      966,600 SH       OTHER   01            966,600
PRICELINE COM INC              COM NEW          741503403      148,593      216,000 SH       OTHER   01            216,000
REPROS THERAPEUTICS INC        COM NEW          76028H209        4,878      303,000 SH       OTHER   01            303,000
ROCKWELL COLLINS INC           COM              774341101      122,453    1,940,000 SH       OTHER   01          1,940,000
SALLY BEAUTY HLDGS INC         COM              79546E104      115,317    3,925,000 SH       OTHER   01          3,925,000
SANOFI                         RIGHT 12/31/2020 80105N113        2,363    1,320,000 SH       OTHER   01          1,320,000
SPDR GOLD TRUST                GOLD SHS         78463V107       92,682      600,000 SH  PUT  OTHER   01            600,000
STATE STR CORP                 COM              857477103      158,361    2,680,000 SH       OTHER   01          2,680,000
SUNESIS PHARMACEUTICALS INC    COM NEW          867328601        1,016      185,800 SH       OTHER   01            185,800
TATA MTRS LTD                  SPONSORED ADR    876568502        4,821      197,514 SH       OTHER   01            197,514
TERADATA CORP DEL              COM              88076W103       75,185    1,285,000 SH       OTHER   01          1,285,000
TESARO INC                     COM              881569107        1,770       80,613 SH       OTHER   01             80,613
TIFFANY & CO NEW               COM              886547108       65,368      940,000 SH       OTHER   01            940,000
TOWN SPORTS INTL HLDGS INC     COM              89214A102       38,408    4,060,082 SH       OTHER   01          4,060,082
TRANSDIGM GROUP INC            COM              893641100      142,393      931,161 SH       OTHER   01            931,161
VCA ANTECH INC                 COM              918194101       26,779    1,140,000 SH       OTHER   01          1,140,000
VIRGIN MEDIA INC               COM              92769L101      386,863    7,900,000 SH       OTHER   01          7,900,000
VISA INC                       COM CL A         92826C839      141,545      833,400 SH       OTHER   01            833,400
WMS INDS INC                   COM              929297109       15,882      630,000 SH       OTHER   01            630,000
YAHOO INC                      COM              984332106      229,182    9,740,000 SH       OTHER   01          9,740,000
YUM BRANDS INC                 COM              988498101       81,652    1,135,000 SH       OTHER   01          1,135,000